Supplement dated June 25, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2013
Effective June 25, 2014, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Scott Davis	Senior Portfolio Manager	Lead manager	2001
Michael Barclay, CFA	Senior Portfolio Manager	Co-manager	2011
Peter Santoro, CFA	Senior Portfolio Manager	Co-manager	June 2014
The rest of the section remains the same.
Effective June 25, 2014, the list of portfolio managers under the caption “Primary Service Providers — Portfolio Manager” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Scott Davis	Senior Portfolio Manager	Lead manager	2001
Michael Barclay, CFA	Senior Portfolio Manager	Co-manager	2011
Peter Santoro, CFA	Senior Portfolio Manager	Co-manager	June 2014
Mr. Davis joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1985. Mr. Davis began his investment career in 1980 and earned a B.A. from American International College and an M.A. from the University of Connecticut.
Mr. Barclay joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Barclay began his investment career in 1991 and earned a B.A. and an M.P.A. from Cornell University.
Mr. Santoro joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP139_05_002_(06/14)